Representations and Warranties Obligations and Corporate Guarantees - Outstanding Claims (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 claim	Dec. 31, 2013	Jun. 28, 2011
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	$ 26,094,000,000	$ 19,655,000,000
Duplicate claims	(3,248,000,000)	(961,000,000)
Unresolved repurchase claims, net of duplicated claims	22,846,000,000	18,694,000,000
Outstanding claims with review	14,100,000,000	13,800,000,000
Outstanding claims without review	10,400,000,000	4,100,000,000
Number of duplicate claims outstanding (more than)	1
New purchase claims	8,100,000,000
Individual loan file reviews on repurchase claims	6,300,000,000
Amount of loan repurchase claims resolved	2,000,000,000
Amount of loan repurchase claims resolved through settlement	856,000,000
Amount of loan repurchase claims resolved through rescission	535,000,000
Bank of New York Mellon, As Trustee Settlement
Loss Contingencies [Line Items]
Principal amount of delinquent loans			220,000,000,000
Prime loans
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	587,000,000	623,000,000
Alt-A
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	2,397,000,000	2,259,000,000
Home equity lines of credit
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	2,485,000,000	1,905,000,000
Pay option
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	6,294,000,000	5,780,000,000
Subprime
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	14,121,000,000	8,928,000,000
Other
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	210,000,000	160,000,000
Private-label securitization trustees, whole-loan investors, including third-party securitization sponsors and other
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	24,489,000,000	17,953,000,000
Monolines
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	1,546,000,000	1,532,000,000
Additional unresolved repurchase claims with individual file review	459,000,000
GSEs
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	59,000,000	170,000,000
Additional unresolved repurchase claims with individual file review	347,000,000
Private-Label Investors
Loss Contingencies [Line Items]
Duplicate claims submitted without individual loan file review	2,900,000,000
Whole-Loan Investors
Loss Contingencies [Line Items]
Additional unresolved repurchase claims with individual file review	265,000,000
Private-Label Securitization Trustees
Loss Contingencies [Line Items]
Additional unresolved repurchase claims with individual file review	730,000,000
Private Label Securitization Trustees, Whole-Loan Investors And The Government Sponsored Enterprises
Loss Contingencies [Line Items]
Amount of loan repurchase claims resolved through repurchase and make whole payments	594,000,000
Sponsors of Third-Party Securitizations
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	2,000,000,000	737,000,000
Mortgage Loans Originated between 2004 and 2008 | Bank of New York Mellon, As Trustee Settlement
Loss Contingencies [Line Items]
Principal amount of delinquent loans			217,000,000,000
Mortgage Loans Originated between 2004 and 2008 | Private-label securitization trustees, whole-loan investors, including third-party securitization sponsors and other
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	24,400,000,000
Duplicate claims submitted without individual loan file review	3,200,000,000
Mortgage Loans Originated between 2004 and 2008 | Monolines
Loss Contingencies [Line Items]
Unresolved repurchase claims sold	184,500,000,000
Mortgage Loans Originated 2009 and Prior | GSEs
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	18,300,000,000
Unresolved repurchase claims principal paid	15,800,000,000
Principal amount of delinquent loans	956,000,000
Unresolved repurchase claims notional amount	$ 48,000,000